Acquisition Of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Of Businesses [Abstract]
Schedule Of Non-Significant Business Acquisitions

Purchases of restaurant businesses:	2012	2011	2010
Property and equipment	$1,793	$1,704	$2,016
Identifiable intangible assets	6,061	-	183
Goodwill	1,196	4,952	1,276
Gain on bargain purchase of franchised restaurants	(1,161)	-	-
Purchase price	7,889	6,656	3,475
Settlement of franchise receivables	(1,885)	(663)	(548)
Seller financing	-	-	(2,423)
Purchase price paid	$6,004	$5,993	$504